Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Line Items]
Summary of Consolidated Statement of Financial Position Amounts Relating to Leases

The consolidated statement of financial position discloses the following amounts relating to leases:

	2025	2024
Right-of-use assets
Land and buildings	26,592	31,172
Plant and machinery	11,315	14,383
Total	37,907	45,555
Lease liabilities
Non-current	24,729	31,724
Current	12,457	13,359
Total	37,186	45,083

	Land and buildings	Plant and machinery	Total
Cost
At January 1, 2024	92,573	31,782	124,355
Increases	1,643	1,263	2,906
Decreases(1)	(36,065)	(3,376)	(39,441)
Exchange differences	(2,062)	(1,491)	(3,553)
At December 31, 2024	56,089	28,178	84,267
Increases	1,064	194	1,258
Decreases(2)	(6,159)	(3,861)	(10,020)
Exchange differences	3,858	2,543	6,401
At December 31, 2025	54,852	27,054	81,906
Accumulated depreciation and impairment
At January 1, 2024	(23,139)	(12,823)	(35,962)
Depreciation	(7,418)	(4,390)	(11,808)
Decreases	9,865	2,622	12,487
Impairment(3)	(4,809)	—	(4,809)
Exchange differences	584	796	1,380
At December 31, 2024	(24,917)	(13,795)	(38,712)
Depreciation	(7,485)	(3,869)	(11,354)
Decreases(2)	5,716	3,451	9,167
Exchange differences	(1,574)	(1,526)	(3,100)
At December 31, 2025	(28,260)	(15,739)	(43,999)
Cost, net accumulated depreciation and impairment
At December 31, 2024	31,172	14,383	45,555
At December 31, 2025	26,592	11,315	37,907

(1)
Primarily related to terminated lease contract due to the discontinued construction of the Group’s production facility in Peterborough, UK.
(2)
Decreases in Land and buildings relate primarily to cancelled and returned land lease due to the discontinued construction of the production facility in China (Asia III).
(3)
Included an asset impairment charge of $3.9 million due to the decision to discontinue the construction of the Group’s second production facility in China (Asia III).

Right-of-Use Assets | Lease Liabilities
Disclosure Of Leases [Line Items]
Summary of Amounts Recognized in Consolidated Statement of Operations	Amounts recognized in the consolidated statement of operations

	2025	2024	2023
Depreciation and impairment charge of right-of-use assets
Land and buildings	(7,485)	(12,227)	(14,276)
Plant and machinery	(3,869)	(4,390)	(5,156)
Total	(11,354)	(16,617)	(19,432)
Interest expense (included in finance expenses)	(2,940)	(4,682)	(6,779)
Expense relating to short-term leases and low-value assets	(272)	(175)	(1,177)